Federated Floating Rate Strategic Income Fund
Portfolio of Investments
June 30, 2019 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
$ 64,345		FHLMC ARM, 4.675%, 5/1/2034	$ 67,852
130,357		FHLMC ARM, 4.739%, 8/1/2035	136,950
50,022		FHLMC ARM, 4.748%, 5/1/2036	52,656
85,845		FHLMC ARM, 4.749%, 7/1/2034	90,069
		TOTAL	347,527
		Federal National Mortgage Association ARM—0.0%
35,208		FNMA ARM, 4.331%, 9/1/2035	36,618
67,124		FNMA ARM, 4.710%, 2/1/2036	70,169
32,788		FNMA ARM, 4.834%, 4/1/2034	34,437
		TOTAL	141,224
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $491,092)	488,751
		CORPORATE BONDS—7.6%
		Building Materials—0.2%
2,205,000		CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	2,238,075
		Chemicals—0.3%
3,000,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	2,827,500
		Consumer Cyclical Services—0.2%
2,550,000		GW Honos Security Corp., Sr. Unsecd. Note, 144A, 8.750%, 5/15/2025	2,530,875
		Diversified Manufacturing—0.1%
1,500,000		CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	1,591,875
		Financial Institution - Insurance - Life—0.1%
1,250,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.478% (3-month USLIBOR +0.160%), 10/1/2020	1,250,640
		Financial Institutions—0.8%
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.971% (3-month USLIBOR +0.380%), 1/23/2022	1,996,602
3,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.481% (3-month USLIBOR +0.890%), 7/23/2024	3,010,949
2,900,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 3.160% (3-month USLIBOR +0.640%), 12/1/2021	2,893,520
		TOTAL	7,901,071
		Food & Beverage—0.2%
2,000,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2025	2,072,500
		Gaming—0.2%
2,000,000		Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	1,967,500
		Health Care—2.2%
2,000,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.125%, 7/1/2022	2,017,500
3,000,000		Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	2,700,000
2,000,000		Avantor, Inc., 144A, 6.000%, 10/1/2024	2,133,000
2,000,000		Hologic, Inc., Sr. Unsecd. Note, 144A, 4.375%, 10/15/2025	2,037,500
2,000,000		MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	1,885,400
3,625,000		Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	3,217,187
2,900,000		SteriGenics Nordion Topco, Sr. Unsecd. Note, 144A, 8.125%, 11/1/2021	2,900,000
2,000,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,107,500
2,000,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	2,015,000
2,000,000		West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	1,860,000
		TOTAL	22,873,087
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—0.5%
$2,000,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	$ 1,555,000
2,000,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	1,935,000
2,000,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 8/15/2022	1,915,000
		TOTAL	5,405,000
		Media Entertainment—0.0%
475,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	475,000
		Midstream—0.2%
2,000,000		Suburban Propane Partners LP, 5.500%, 6/1/2024	2,020,000
		Oil Field Services—0.1%
1,925,000		Sesi LLC, 7.125%, 12/15/2021	1,361,938
		Packaging—0.3%
3,000,000		Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	3,013,125
		Pharmaceuticals—1.3%
2,075,000		Eagle Holding Co. II LLC, Sr. Unsecd. Note, 144A, 7.625%, 5/15/2022	2,090,562
2,275,000		Eagle Holding Co. II LLC, Unsecd. Note, 144A, 7.750%, 5/15/2022	2,297,750
4,000,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	4,150,000
4,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	3,040,000
2,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.750%, 8/1/2022	1,730,000
		TOTAL	13,308,312
		Restaurants—0.2%
2,000,000		Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	2,050,000
		Technology—0.4%
1,575,000		Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	1,623,825
2,000,000		Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	2,070,000
		TOTAL	3,693,825
		Utility - Electric—0.3%
1,670,000	[1]	Florida Power & Light Co., Sr. Unsecd. Note, 2.965% (3-month USLIBOR +0.400%), 5/6/2022	1,670,838
1,750,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	1,760,937
		TOTAL	3,431,775
		TOTAL CORPORATE BONDS (IDENTIFIED COST $81,724,204)	80,012,098
	[1]	ASSET-BACKED SECURITIES—3.6%
		Auto Receivables—0.3%
2,300,000		BMW Floorplan Master Owner Trust 2018-1, Class A2, 2.714% (1-month USLIBOR +0.320%), 5/15/2023	2,302,736
361,616		Chesapeake Funding II LLC 2016-2A, Class A2, 3.394% (1-month USLIBOR +1.000%), 6/15/2028	362,067
		TOTAL	2,664,803
		Credit Card—3.1%
6,340,000		American Express Credit Account Master Trust 2018-3, Class A, 2.714% (1-month USLIBOR +0.320%), 10/15/2025	6,330,893
7,000,000		American Express Credit Account Master Trust 2018-9, Class A, 2.774% (1-month USLIBOR +0.380%), 4/15/2026	7,009,335
6,000,000		Capital One Multi-Asset Execution Trust 2017-A2, Class A2, 2.804% (1-month USLIBOR +0.410%), 1/15/2025	6,014,902
5,000,000		Chase Issuance Trust 2018-A1, Class A1, 2.594% (1-month USLIBOR +0.200%), 4/17/2023	5,005,726
3,000,000		Discover Card Execution Note Trust 2018-A2, Class A2, 2.724% (1-month USLIBOR +0.330%), 8/15/2025	2,993,681
3,000,000		Gracechurch Card PLC 2018-1A, Class A, 2.794% (1-month USLIBOR +0.400%), 7/15/2022	2,997,505
2,100,000		Master Credit Card Trust 2018-1A, Class A, 2.873% (1-month USLIBOR +0.490%), 7/21/2024	2,097,138
		TOTAL	32,449,180
		Other—0.2%
2,200,000		PFS Financing Corp. 2018-A, Class A, 2.794% (1-month USLIBOR +0.400%), 2/15/2022	2,201,303
2

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES—continued
		Student Loans—0.0%
$ 124,463		SLM Student Loan Trust 2013-C, Class A2B, 3.794% (1-month USLIBOR +1.400%), 10/15/2031	$ 124,575
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $37,410,874)	37,439,861
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—4.4%
		Federal Home Loan Mortgage Corporation—1.1%
1,335,071		REMIC, Series 2976, Class KJ, 2.744% (1-month USLIBOR +0.350%), 5/15/2035	1,332,833
188,816		REMIC, Series 3122, Class FE, 2.694% (1-month USLIBOR +0.300%), 3/15/2036	188,329
601,872		REMIC, Series 3241, Class FM, 2.774% (1-month USLIBOR +0.380%), 11/15/2036	601,442
1,101,083		REMIC, Series 3922, Class CF, 2.794% (1-month USLIBOR +0.400%), 4/15/2041	1,099,818
3,511,553		REMIC, Series 4097, Class KF, 2.694% (1-month USLIBOR +0.300%), 9/15/2031	3,500,060
4,910,432		REMIC, Series 4875, Class F, 2.844% (1-month USLIBOR +0.450%), 4/15/2049	4,916,288
		TOTAL	11,638,770
		Federal National Mortgage Association—1.0%
465,092		REMIC, Series 2006-111, Class FA, 2.784% (1-month USLIBOR +0.380%), 11/25/2036	464,965
1,951,055		REMIC, Series 2006-35, Class F, 2.704% (1-month USLIBOR +0.300%), 5/25/2036	1,943,945
2,209,841		REMIC, Series 2006-85, Class PF, 2.784% (1-month USLIBOR +0.380%), 9/25/2036	2,204,081
764,871		REMIC, Series 2006-99, Class AF, 2.824% (1-month USLIBOR +0.420%), 10/25/2036	765,755
137,267		REMIC, Series 2010-134, Class BF, 2.834% (1-month USLIBOR +0.430%), 10/25/2040	137,323
280,927		REMIC, Series 2010-135, Class FP, 2.804% (1-month USLIBOR +0.400%), 12/25/2040	280,849
557,057		REMIC, Series 2012-135, Class FA, 2.704% (1-month USLIBOR +0.300%), 11/25/2039	555,502
767,254		REMIC, Series 2012-79, Class F, 2.854% (1-month USLIBOR +0.450%), 7/25/2042	767,771
2,681,789		REMIC, Series 2014-73, Class FA, 2.754% (1-month USLIBOR +0.350%), 11/25/2044	2,665,254
		TOTAL	9,785,445
		Government National Mortgage Association—2.1%
5,571,371		REMIC, Series 2007-17, Class SF, 2.706% (1-month USLIBOR +0.312%), 4/16/2037	5,554,455
4,252,318		REMIC, Series 2011-83, Class FJ, 2.682% (1-month USLIBOR +0.300%), 5/20/2040	4,229,365
6,033,813		REMIC, Series 2012-41, Class FA, 2.782% (1-month USLIBOR +0.400%), 3/20/2042	6,017,294
6,088,603		REMIC, Series 2012-42, Class HF, 2.752% (1-month USLIBOR +0.370%), 3/20/2042	6,055,180
		TOTAL	21,856,294
		Non-Agency Mortgage—0.2%
106,423		Gosforth Funding PLC 2016-1A, Class A1A, 3.218% (3-month USLIBOR +0.700%), 2/15/2058	106,477
2,320,000		Silverstone Master Issuer 2018-1A, Class 1A, 2.981% (3-month USLIBOR +0.390%), 1/21/2070	2,319,026
		TOTAL	2,425,503
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $45,933,013)	45,706,012
	[1]	FLOATING RATE LOANS—2.5%
		Automotive—0.1%
997,500		Dana, Inc., Term Loan—1st Lien, 4.652% (1-month USLIBOR +2.250%), 2/28/2026	996,877
		Cable Satellite—0.4%
1,925,164		Charter Communications Operating LLC, Term Loan—1st Lien, 4.330% (3-month USLIBOR +2.000%), 4/30/2025	1,925,164
2,500,000		Virgin Media Bristol LLC, Term Loan—1st Lien, 4.894% (1-month USLIBOR +2.500%), 1/15/2026	2,493,750
		TOTAL	4,418,914
		Chemicals—0.3%
1,096,974		WR Grace & Co-Conn, Term Loan—1st Lien, 4.079% (3-month USLIBOR +1.750%), 4/3/2025	1,095,833
1,880,526		WR Grace & Co-Conn, Term Loan—1st Lien, 4.079% (3-month USLIBOR +1.750%), 4/3/2025	1,878,570
		TOTAL	2,974,403
		Food & Beverage—0.2%
1,942,355		Aramark Services, Inc., Term Loan—1st Lien, 4.079% (3-month USLIBOR +1.750%), 3/28/2024	1,939,928
		Gaming—0.3%
1,855,541		Las Vegas Sands Corp., Term Loan—1st Lien, 4.152% (1-month USLIBOR +1.750%), 3/27/2025	1,844,111
3

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Gaming—continued
$ 1,228,125		Seminole Tribe of Florida, Inc., Term Loan—1st Lien, 4.188% (1-month USLIBOR +1.750%), 7/6/2024	$ 1,230,557
		TOTAL	3,074,668
		Health Care—0.2%
203,005		HCA, Inc., Term Loan—1st Lien, 4.079% (3-month USLIBOR +1.750%), 3/17/2023	203,301
493,750		HCA, Inc., Term Loan—1st Lien, 4.329% (3-month USLIBOR +2.000%), 3/13/2025	494,562
1,477,519		IMS Health, Inc., Term Loan—1st Lien, 4.152% (1-month USLIBOR +1.750%), 6/11/2025	1,471,513
		TOTAL	2,169,376
		Lodging—0.2%
1,586,557		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 4.154% (1-month USLIBOR +1.750%), 6/21/2026	1,589,262
496,250		Wyndham Hotels & Resorts, Inc., Term Loan—1st Lien, 4.152% (1-month USLIBOR +1.750%), 5/30/2025	495,319
		TOTAL	2,084,581
		Media Entertainment—0.2%
740,625		Lamar Media Corp., Term Loan—1st Lien, 4.125% (3-month USLIBOR +1.750%), 3/16/2025	742,477
975,100		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 4.411% (1-month USLIBOR +2.000%), 10/4/2023	967,026
		TOTAL	1,709,503
		Packaging—0.3%
3,000,000		Berry Global, Inc., Term Loan—1st Lien, 4.819% (3-month USLIBOR +2.500%), 5/15/2026	2,983,125
		Technology—0.3%
2,985,000		Entergris, Inc., Term Loan—1st Lien, 4.402% (1-month USLIBOR +2.000%), 11/1/2025	2,987,806
422,805		TTM Technologies, Inc., Term Loan—1st Lien, 4.902% (1-month USLIBOR +2.500%), 9/28/2024	419,900
		TOTAL	3,407,706
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $25,743,797)	25,759,081
		INVESTMENT COMPANIES—82.6%
73,198,052		Federated Bank Loan Core Fund	719,536,851
26,357,738		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.45%[2]	26,365,645
12,878,329		Federated Project and Trade Finance Core Fund	116,162,523
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $883,228,956)	862,065,019
		TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $1,074,531,936)	1,051,470,822
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[3]	(7,570,713)
		TOTAL NET ASSETS—100%	$ 1,043,900,109
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2019, were as follows:
	Federated Bank Loan Core Fund*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 3/31/2019	69,783,521	16,988,547	12,102,275	98,874,343
Purchases/Additions	5,133,141	124,254,110	776,054	130,163,305
Sales/Reductions	(1,718,610)	(114,884,919)	—	(116,603,529)
Balance of Shares Held 6/30/2019	73,198,052	26,357,738	12,878,329	112,434,119
Value	$719,536,851	$ 26,365,645	$116,162,523	$ 862,065,019
Change in Unrealized Appreciation/Depreciation	$ (1,197,897)	$ 1,896	$ 121,022	$ (1,074,979)
Net Realized Gain/(Loss)	$ (632,939)	$ 288	$ —	$ (632,651)
Dividend Income	$ 10,403,531	$ 88,780	$ 1,276,174	$ 11,768,485
*	At June 30, 2019, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Bank Loan Core Fund (BLCORE).
4

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other accredited investors. The investment objective of BLCORE, a portfolio of Core Trust, is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Investors, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 68.9% of its net assets at June 30, 2019. A copy of BLCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
5

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$ 488,751	$—	$ 488,751
Corporate Bonds	—	80,012,098	—	80,012,098
Asset-Backed Securities	—	37,439,861	—	37,439,861
Collateralized Mortgage Obligations	—	45,706,012	—	45,706,012
Floating Rate Loans	—	25,759,081	—	25,759,081
Investment Companies[1]	745,902,496	—	—	862,065,019
TOTAL SECURITIES	$745,902,496	$189,405,803	$—	$1,051,470,822
1	As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $116,162,523 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FRN	—Floating Rate Notes
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
6

Federated Fund for U.S. Government Securities
Portfolio of Investments
June 30, 2019 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—89.4%
	Federal Home Loan Mortgage Corporation—39.7%
$1,238,381	3.000%, 3/1/2032	$ 1,267,987
1,438,390	3.000%, 2/1/2033	1,473,677
2,035,363	3.000%, 1/1/2043	2,079,068
731,438	3.000%, 10/1/2045	745,315
1,359,042	3.000%, 11/1/2045	1,383,977
1,369,435	3.000%, 10/1/2046	1,389,425
2,167,701	3.000%, 10/1/2046	2,209,506
1,535,277	3.000%, 11/1/2046	1,557,689
3,333,220	3.000%, 1/1/2047	3,377,710
4,187,855	3.000%, 2/1/2047	4,243,753
9,217,314	3.500%, 7/1/2042	9,576,294
5,404,784	3.500%, 9/1/2043	5,606,835
2,244,907	3.500%, 5/1/2046	2,335,144
5,480,881	3.500%, 7/1/2046	5,701,192
2,842,156	3.500%, 10/1/2046	2,929,755
2,492,859	3.500%, 10/1/2046	2,581,378
1,740,933	3.500%, 11/1/2047	1,793,503
604,657	4.000%, 8/1/2025	628,704
5,403,934	4.000%, 12/1/2041	5,700,016
761,820	4.000%, 1/1/2042	803,561
2,113,000	4.000%, 9/1/2047	2,201,038
1,809,205	4.000%, 10/1/2047	1,887,752
1,515,571	4.000%, 11/1/2047	1,576,349
2,220,630	4.000%, 12/1/2047	2,319,398
1,102,837	4.000%, 2/1/2048	1,147,305
1,378,618	4.000%, 4/1/2048	1,432,612
953,232	4.000%, 6/1/2048	994,974
100,484	4.500%, 2/1/2024	104,004
241,665	4.500%, 6/1/2024	250,455
192,780	4.500%, 11/1/2039	206,990
525,514	4.500%, 4/1/2040	564,250
1,272,001	4.500%, 5/1/2040	1,365,761
732,461	4.500%, 5/1/2040	786,452
394,305	4.500%, 8/1/2040	423,369
1,076,116	4.500%, 9/1/2040	1,155,438
1,701,550	4.500%, 9/1/2040	1,826,973
1,748,990	4.500%, 9/1/2041	1,878,457
435,777	4.500%, 2/1/2048	462,832
478,991	4.500%, 8/1/2048	506,253
10,107	5.000%, 7/1/2020	10,152
472,340	5.000%, 1/1/2034	512,810
1,151,799	5.000%, 5/1/2034	1,251,351
124,495	5.000%, 2/1/2039	135,271
392,835	5.000%, 3/1/2039	426,839
269,952	5.000%, 7/1/2039	293,066

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 665,095	5.000%, 9/1/2039	$ 722,043
1,099,140	5.000%, 10/1/2039	1,193,252
5,210	5.500%, 3/1/2021	5,309
3,019,687	5.500%, 5/1/2034	3,350,600
423,364	5.500%, 12/1/2035	472,169
444,728	5.500%, 5/1/2036	495,887
532,289	5.500%, 6/1/2036	595,023
32,229	5.500%, 6/1/2036	36,074
65,041	5.500%, 9/1/2037	72,797
30,040	6.000%, 2/1/2032	33,757
244,863	6.500%, 10/1/2037	283,601
27,864	6.500%, 4/1/2038	32,292
44,735	6.500%, 10/1/2038	51,649
4,773	6.500%, 10/1/2038	5,523
279,655	7.000%, 12/1/2031	324,531
3,013	7.500%, 1/1/2021	3,095
77,623	7.500%, 1/1/2027	86,850
2,863	7.500%, 12/1/2029	3,304
72,247	7.500%, 5/1/2030	81,804
20,340	7.500%, 1/1/2031	23,661
71,063	7.500%, 2/1/2031	82,672
4,800	7.500%, 8/1/2031	5,607
	TOTAL	89,066,140
	Federal National Mortgage Association—46.8%
2,243,197	3.000%, 10/1/2046	2,275,943
3,269,978	3.000%, 11/1/2046	3,317,712
3,204,112	3.000%, 11/1/2046	3,255,891
2,047,726	3.000%, 1/1/2047	2,075,058
2,249,796	3.000%, 1/1/2047	2,279,825
942,312	3.000%, 2/1/2047	960,779
9,418,234	3.500%, 9/1/2042	9,793,870
5,268,633	3.500%, 12/1/2042	5,467,241
7,292,620	3.500%, 8/1/2046	7,520,806
1,396,635	3.500%, 8/1/2046	1,440,117
2,100,583	3.500%, 9/1/2046	2,165,326
3,645,525	3.500%, 10/1/2047	3,771,555
1,260,922	3.500%, 11/1/2047	1,297,815
2,171,679	3.500%, 12/1/2047	2,254,900
2,400,443	3.500%, 1/1/2048	2,492,431
4,613,595	4.000%, 12/1/2031	4,840,424
1,264,446	4.000%, 2/1/2041	1,332,145
3,347,866	4.000%, 12/1/2041	3,527,111
4,650,410	4.000%, 3/1/2042	4,938,632
2,660,640	4.000%, 4/1/2042	2,807,249
3,396,719	4.000%, 6/1/2044	3,544,613
395,467	4.000%, 9/1/2046	413,569
1,617,612	4.000%, 6/1/2047	1,691,278
1,247,473	4.000%, 11/1/2047	1,297,773
1,663,367	4.000%, 12/1/2047	1,736,622

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$3,934,699	4.000%, 12/1/2047	$ 4,101,098
838,915	4.000%, 1/1/2048	877,145
1,549,143	4.000%, 2/1/2048	1,617,077
1,115,349	4.000%, 2/1/2048	1,160,322
675,555	4.000%, 2/1/2048	715,102
1,355,607	4.000%, 2/1/2048	1,410,394
1,630,999	4.000%, 2/1/2048	1,703,033
670,985	4.000%, 3/1/2048	697,893
1,087,382	4.000%, 5/1/2048	1,128,610
382,738	4.000%, 6/1/2048	396,682
1,228,369	4.000%, 6/1/2048	1,276,095
11	4.500%, 12/1/2019	11
1,187,290	4.500%, 10/1/2040	1,274,807
2,864,090	4.500%, 3/1/2041	3,064,465
93,828	4.500%, 6/1/2041	100,393
433,573	4.500%, 5/1/2048	455,913
267,956	5.000%, 1/1/2024	279,871
1,257,397	5.000%, 7/1/2034	1,366,467
89,421	5.000%, 11/1/2035	97,620
336,039	5.000%, 1/1/2039	365,127
842,800	5.000%, 7/1/2039	914,964
221,215	5.000%, 10/1/2039	240,157
1,287,578	5.000%, 11/1/2039	1,396,215
428,833	5.000%, 12/1/2039	465,015
104,373	5.000%, 1/1/2040	113,180
565,665	5.500%, 9/1/2034	629,602
9,683	6.000%, 10/1/2028	10,733
6,683	6.000%, 11/1/2028	7,414
522	6.000%, 12/1/2028	576
19,014	6.000%, 12/1/2028	21,070
10,282	6.000%, 12/1/2028	11,049
12,712	6.000%, 12/1/2028	14,015
9,924	6.000%, 12/1/2028	10,928
2,473	6.000%, 1/1/2029	2,712
9,453	6.000%, 1/1/2029	10,403
495	6.000%, 1/1/2029	546
17,531	6.000%, 1/1/2029	19,330
3,166	6.000%, 1/1/2029	3,489
546	6.000%, 3/1/2029	605
586	6.000%, 3/1/2029	652
50,661	6.000%, 5/1/2029	55,820
42,612	6.000%, 5/1/2029	47,034
680	6.000%, 11/1/2029	751
34,661	6.000%, 11/1/2029	38,379
5,998	6.000%, 4/1/2031	6,621
548,902	6.000%, 11/1/2034	622,671
33,953	6.000%, 5/1/2036	38,776
36,134	6.000%, 6/1/2036	41,391
71,063	6.000%, 7/1/2036	81,543

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 194,905	6.000%, 9/1/2037	$ 224,032
156,185	6.000%, 2/1/2038	179,795
89,324	6.000%, 4/1/2038	102,358
42,385	6.500%, 5/1/2031	47,944
30,081	6.500%, 6/1/2031	34,015
53,683	6.500%, 4/1/2032	60,569
213,240	6.500%, 9/1/2036	245,945
583,951	6.500%, 8/1/2037	674,880
75,326	7.000%, 8/1/2028	85,000
40,700	7.000%, 10/1/2028	45,778
22,222	7.000%, 6/1/2029	25,336
203	7.000%, 11/1/2031	235
6,741	7.000%, 11/1/2031	7,817
78,624	7.000%, 12/1/2031	90,718
2,744	7.000%, 12/1/2031	3,193
6,102	7.000%, 12/1/2031	7,089
1,144	7.000%, 1/1/2032	1,323
1,049	7.500%, 1/1/2030	1,211
	TOTAL	105,229,689
	Government National Mortgage Association—2.9%
3,739,360	3.500%, 2/20/2048	3,878,650
243,143	5.000%, 11/20/2038	266,101
79,375	5.000%, 12/20/2038	86,840
154,745	5.000%, 5/20/2039	169,458
625,597	5.000%, 8/20/2039	683,535
283,279	5.000%, 9/20/2039	309,514
260,575	5.500%, 12/20/2038	292,316
216,014	6.000%, 9/20/2038	246,355
33,997	7.500%, 12/15/2023	36,305
10,750	7.500%, 1/15/2026	11,993
12,946	7.500%, 2/15/2026	14,250
191,725	7.500%, 2/15/2028	217,620
4,859	7.500%, 6/15/2029	5,427
667	7.500%, 7/15/2029	766
821	7.500%, 7/15/2029	939
799	7.500%, 7/15/2029	846
531	7.500%, 9/15/2029	608
4,376	7.500%, 9/15/2029	5,001
5,768	7.500%, 10/15/2029	6,642
6,861	7.500%, 10/15/2029	7,853
2,413	7.500%, 10/15/2029	2,708
10,801	7.500%, 10/15/2029	12,432
55,770	7.500%, 6/15/2030	64,515
30,852	7.500%, 6/15/2030	35,690
42,196	7.500%, 7/15/2030	48,812
75,653	8.250%, 10/15/2030	88,743
	TOTAL	6,493,919
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $191,958,062)	200,789,748

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—0.5%
		Other—0.5%
$ 410,308		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	$ 414,171
380,222		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	381,272
292,931		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	294,316
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,083,351)	1,089,759
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.8%
		Government National Mortgage Association—2.2%
2,532,762	[1]	Government National Mortgage Association REMIC, Series 2013-158, Class AB, 2.995% (1-month USLIBOR +0.000%), 8/16/2053	2,599,651
2,271,259		Government National Mortgage Association REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	2,301,643
		TOTAL	4,901,294
		Non-Agency Mortgage-Backed Securities—2.6%
210,288		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	139,575
592,385		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	603,619
1,481,237		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,508,409
71,319	[2]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	48,592
1,180,361		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,154,348
2,478,498		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	2,525,479
		TOTAL	5,980,022
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,927,484)	10,881,316
		U.S. TREASURY—1.1%
		U.S. Treasury Notes—1.1%
2,500,000		United States Treasury Note, 2.000%, 5/31/2024 (IDENTIFIED COST $2,533,221)	2,529,551
		INVESTMENT COMPANY—4.0%
8,904,931		Federated Government Obligations Fund, Premier Shares, 2.30%[3] (IDENTIFIED COST $8,904,931)	8,904,931
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $215,407,049)	224,195,305
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	340,351
		TOTAL NET ASSETS—100%	$ 224,535,656
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 3/31/2019	3,392,454
Purchases/Additions	19,250,626
Sales/Reductions	(13,738,149)
Balance of Shares Held 6/30/2019	$ 8,904,931
Value	$ 8,904,931
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$ 43,811
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$ —	$200,789,748	$—	$200,789,748
Asset-Backed Securities	—	1,089,759	—	1,089,759
Collateralized Mortgage Obligations	—	10,881,316	—	10,881,316
U.S. Treasury	—	2,529,551	—	2,529,551
Investment Company	8,904,931	—	—	8,904,931
TOTAL SECURITIES	8,904,931	$215,290,374	—	$224,195,305
The following acronyms are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
7